Commitments and Contingencies - Concentrations of Credit Risk (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Provision for uncollectible premiums receivable	$ 12	$ 10
Funds Held under Reinsurance Agreements, Allowance for Credit loss	4	4
Deposit contracts, allowance for credit loss	$ 1	$ 1